UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23385

Axonic Alternative Income Fund

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

Item 1. Report to Stockholders.

(a)

AXONIC ALTERNATIVE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2022

TABLE OF CONTENTS

Portfolio Update	1
Schedule of Investments	3
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	18
Board Considerations Regarding Approval of
Investment Advisory and Sub-Advisory Agreements	19
Trustees and Officers	21
Privacy Policy	23

Axonic Alternative Income Fund	Portfolio Update
April 30, 2022 (Unaudited)

Average Annual Total Returns (as of April 30, 2022)

	1 Month	Quarter	6 Month	YTD	1 Year	3 Year	Since Inception*
Axonic Alternative Income Fund - NAV	0.05%	-0.10%	2.23%	1.39%	8.61%	1.99%	2.69%
Bloomberg Barclays US Aggregate Bond Index(a)	-3.79%	-7.51%	-9.47%	-9.50%	-8.51%	0.38%	1.30%

Past performance does not guarantee future results. Investment returns, and principal value of the Fund will fluctuate so that shares may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted above. For current performance information, please call 1-833-429-6642. Performance information is reported net of the Fund’s fees and expenses. Class I gross expenses are 2.57% and net expenses are 2.37% (as reported in the February 28, 2022 Prospectus). The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses ) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2023.

*	Fund’s inception date is December 28, 2018.
(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or download one at www.axonicfunds.com.

The Axonic Alternative Income Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is suitable only for investors who can bear the risks associated with the Fund's limited liquidity and should be viewed as a long-term investment. The Fund’s shares have no history of public trading, nor is it intended that our shares will be listed on a national securities exchange at this time, if ever. Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. Investing in the Fund involves risk, including the risk that shareholders may receive little or no return on their investment or that shareholders may lose part or all of their investment.

Performance of $10,000 Initial Investment (as of April 30, 2022)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Semi-Annual Report | April 30, 2022	1

Axonic Alternative Income Fund	Portfolio Update
April 30, 2022 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

FRESB Mortgage Trust, Series 2022-SB95, Class B	6.63%
TPI RE-REMIC Trust, Series 2022-FRR1, Class EK34	6.25%
FRESB Mortgage Trust, Series 2021-SB93, Class B	5.37%
FREMF Mortgage Trust, Series 2016-K722, Class D	5.02%
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10	4.94%
SMR 2022-IND Mortgage Trust, Series 22-IND, Class G	4.14%
FRESB Mortgage Trust, Series 2021-SB90, Class B	3.99%
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class CK20	3.86%
FRESB Multifamily Structured Pass Through Certificates, Series 2021-SB86, Class B	3.85%
FREMF Mortgage Trust, Series 2021 K-F122, Class CS	3.80%
Top Ten Holdings	47.85%

Portfolio Composition (as a % of Net Assets)*

Commercial Mortgage-Backed Securities	71.89%
Residential Mortgage-Backed Securities	3.88%
Preferred Stocks - Financials	4.70%
Asset Backed Securities	9.91%
Convertible Corporate Bonds	3.72%
Corporate Bonds	2.32%
Common Stocks - Financials	1.02%
Cash, Cash Equivalents, & Liabilities in Excess of Other Assets	2.56%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

2	www.axonicfunds.com

Axonic Alternative Income Fund	Schedule of Investments
April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS (1.01%)
Financials (1.01%)
ACRES Commercial Realty Corp. REIT(a)	17,307	$198,684
Ladder Capital Corp. REIT	22,676	258,280
New Residential Investment Corp. REIT	200	2,080
PennyMac Financial Services, Inc. REIT	2,610	126,742
Redwood Trust, Inc. REIT	21,780	211,266
TPG RE Finance Trust, Inc. REIT	1,250	13,187
		810,239
TOTAL COMMON STOCKS
(Cost $966,074)		810,239

PREFERRED STOCKS (4.70%)
Financials (4.70%)
ACRES Commercial Realty Corp., Series D, 7.88%(b)	80,000	1,939,200
Granite Point Mortgage Trust, Inc., Series A, 1D US SOFR + 5.83%(b)(c)	80,000	1,823,200
		3,762,400
TOTAL PREFERRED STOCKS
(Cost $3,998,944)		3,762,400

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (9.91%)
ACC Trust, Series 2022-1, Class D(d)	6.65%	10/20/24	$2,000,000	$1,932,400
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(d)	6.50%	08/15/25	687,056	446,587
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(d)	6.66%	07/15/27	730,649	605,985
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class C(d)	6.90%	07/15/26	921,555	749,040
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series
2021-2, Class G(d)	8.48%	07/25/25	1,500,000	1,489,500
Sprite, Ltd., Series 2021-1, Class C(d)	8.84%	09/15/26	1,880,960	1,871,570
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(d)	4.75%	11/15/26	939,102	834,627

TOTAL ASSET-BACKED SECURITIES
(Cost $7,964,604)				7,929,709

COMMERCIAL MORTGAGE-BACKED SECURITIES (71.89%)
BX Trust, Series 2019-ATL, Class G(c)(d)	1M US L + 3.49%	10/15/36	1,661,008	1,568,988
Credit Suisse Mortgage Capital Certificates, Series 2021-980M,
Class G(c)(d)	3.54%	07/15/26	1,788,997	1,405,078
FREMF Mortgage Trust, Series 2016-K722, Class D(d)(e)(f)	0.00%	05/25/23	4,334,211	4,013,913
FREMF Mortgage Trust, Series 2018-KF44, Class C(c)(d)	1M US L + 8.50%	02/25/25	1,707,819	1,774,936
FREMF Mortgage Trust, Series 2020-KF86, Class C(c)(d)(f)	1M US L + 9.00%	08/25/27	1,338,437	1,454,212
FREMF Mortgage Trust, Series 2021 K-F122, Class CS(c)(d)(f)	30D US SOFR + 6.40%	09/25/31	3,030,303	3,041,818
FRESB Mortgage Trust, Series 2017-SB38, Class B(c)(d)(f)	3.90%	08/25/27	680,170	626,573
FRESB Mortgage Trust, Series 2020-SB74, Class B(c)(d)	7.50%	04/25/30	1,482,838	1,439,984
FRESB Mortgage Trust, Series 2020-SB76, Class B(c)(d)	7.50%	05/25/30	474,819	459,007
FRESB Mortgage Trust, Series 2020-SB81, Class B(c)(d)	7.50%	10/25/30	3,108,435	2,999,640
FRESB Mortgage Trust, Series 2021-SB83, Class X1(c)(g)	0.98%	01/25/41	10,351,628	482,985
FRESB Mortgage Trust, Series 2021-SB90, Class B(c)(f)	7.50%	07/25/41	3,327,484	3,191,057

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2022	3

Axonic Alternative Income Fund	Schedule of Investments
April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
FRESB Mortgage Trust, Series 2021-SB93, Class B(c)(f)	7.50%	10/25/41	$4,481,041	$4,297,318
FRESB Mortgage Trust, Series 2022-SB95, Class B(c)(d)(f)	7.50%	12/25/31	5,589,355	5,307,651
FRESB Multifamily Structured Pass Through Certificates, Series
2021-SB86, Class B(c)(d)	7.50%	03/25/41	3,219,321	3,077,027
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10(d)	4.15%	08/05/22	2,214,207	2,015,371
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10(c)(d)	5.63%	08/05/22	5,152,596	3,952,041
JP Morgan Chase Commercial Mortgage Securities Trust, Series
2008-C2, Class AM(c)	7.06%	02/12/51	4,052,498	2,607,378
NCMF Trust, Series 2022-MFP, Class G(c)(d)	1M US SOFR + 5.128%	03/15/27	2,400,000	2,394,480
SMR 2022-IND Mortgage Trust, Series 22-IND, Class G(c)(d)	1M US SOFR + 7.80%	02/15/24	3,376,067	3,316,310
TPI RE-REMIC Trust, Series 2022-FRR1, Class EK34(d)(e)	0.00%	08/25/23	5,600,000	5,000,240
Wells Fargo Re-Remic Trust, Series 2013-FRR1, Class CK20(d)(e)	0.00%	06/27/22	3,125,000	3,090,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $56,295,673)				57,516,007

CONVERTIBLE CORPORATE BONDS (3.72%)
Granite Point Mortgage Trust, Inc.(d)(f)	5.63%	12/01/22	1,094,000	1,088,202
Granite Point Mortgage Trust, Inc.(f)	6.38%	10/01/23	1,897,000	1,888,843

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,970,403)				2,977,045

CORPORATE BONDS (2.32%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(c)(d)	0.00%	03/15/30	2,280,172	1,323,640
Sitka Holdings LLC(c)(d)	3M US L + 4.50%	07/06/26	546,000	529,620

TOTAL CORPORATE BONDS
(Cost $1,868,879)				1,853,260

RESIDENTIAL MORTGAGE-BACKED SECURITIES (3.88%)
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A6(c)	1M US L + 0.50%	07/25/36	89,765	37,732
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19(c)	1M US L + 0.50%	08/25/36	70,451	37,220
Countrywide Alternative Loan Trust, Series 2006-21CB, Class A7(c)	1M US L + 0.70%	07/25/36	76,687	46,042
Countrywide Home Loans Mortgage Pass-Through Trust, Series
2006-21, Class A6(c)	1M US L + 0.37%	02/25/37	70,978	34,930
HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A2(c)	0.56%	12/25/36	4,912,790	1,725,444
Lehman Mortgage Trust, Series 2007-5, Class 4A2(c)	1M US L + 0.32%	08/25/36	203,971	145,911
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1(c)	1M US L + 0.45%	05/25/36	123,352	30,364
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A7(c)	1M US L + 0.30%	05/25/36	41,540	32,096
Washington Mutual Mortgage Pass-Through Certificates, Series
2006-AR10, Class A1(c)	1M US L + 0.20%	12/25/36	1,693,217	1,018,426

See Notes to Financial Statements.
4	www.axonicfunds.com

Axonic Alternative Income Fund	Schedule of Investments
April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $4,593,020)				3,108,165

	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - COMMON SHARES (21.41%)
First American Government Obligations Fund	0.22%	16,376,115	16,376,115
JPMorgan US Treasury Plus Money Market Fund	0.26%	752,754	752,754
			17,128,869

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,128,869)			17,128,869

TOTAL INVESTMENTS (118.84%)
(Cost $95,786,466)			$95,085,694

Liabilities in Excess of Other Assets (-18.84%)			(15,075,070)
NET ASSETS (100.00%)			$80,010,624

(a)	Non-income producing security.
(b)	Perpetual maturity.
(c)	Floating or variable rate security. The Reference Rate is described below. Interest rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $57,808,440, which represents 72.25% of net assets as of April 30, 2022.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	On April 30, 2022, securities valued at $24,909,587 were pledged as collateral for reverse repurchase agreements.
(g)	Interest only securities.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2022 was 0.80%

3M US L - 3 Month LIBOR as of April 30, 2022 was 1.33%

1D US SOFR - 1 Day US SOFR as of April 30, 2022 was 0.28%

1M US SOFR - 1 Month US SOFR as of April 30, 2022 was 0.77%

30D US SOFR - 30 Day US SOFR as of April 30, 2022 was 0.29%

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2022	5

Axonic Alternative Income Fund	Schedule of Investments
April 30, 2022 (Unaudited)

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Barclays Bank PLC
	1.97%	02/22/2022	05/23/2022	$2,812,000
	1.92%	02/23/2022	05/23/2022	1,970,000
Royal Bank of Canada
	1.19%	02/11/2022	05/11/2022	1,205,000
	1.99%	02/11/2022	05/11/2022	908,000
	1.99%	02/11/2022	05/11/2022	325,000
	1.99%	02/11/2022	05/11/2022	2,062,000
	1.19%	02/15/2022	05/11/2022	864,000
	2.13%	02/18/2022	05/18/2022	2,009,000
	2.13%	02/18/2022	05/18/2022	3,252,000
				$15,407,000

All agreements can be terminated by either party on demand at value plus accrued interest.

See Notes to Financial Statements.
6	www.axonicfunds.com

Axonic Alternative Income Fund	Statement of Assets and Liabilities
April 30, 2022 (Unaudited)

ASSETS:
Investments, at fair value (Cost $95,786,466)	$95,085,694
Receivable for investment securities sold	4,664
Dividend receivable	39,375
Interest receivable	272,786
Receivable for shares sold	761,274
Prepaid expenses and other assets	24,198
Total Assets	96,187,991

LIABILITIES:
Payable for reverse repurchase agreements (Cost $15,407,000)	15,407,000
Interest payable on reverse repurchase agreements	49,807
Income distribution payable	561,294
Accrued legal and audit fees payable	52,460
Due to Adviser	91,446
Accrued fund accounting and administration fees payable	7,301
Accrued Chief Compliance Officer fee payable	1,970
Accrued Trustees' fees payable	28
Other payables and accrued expenses	6,061
Total Liabilities	16,177,367
Net Assets	$80,010,624

COMPOSITION OF NET ASSETS:
Paid-in capital	$80,963,291
Total distributable earnings	(952,667)
Net Assets	$80,010,624

PRICING OF SHARES:
Net Assets	$80,010,624
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	3,710,554
Net Asset Value and redemption price per share	$21.56

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2022	7

Axonic Alternative Income Fund	Statement of Operations
For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends	$133,907
Interest	2,715,207
Total Investment Income	2,849,114

EXPENSES:
Advisory fees (Note 4)	343,307
Audit and tax fees	15,197
Chief Compliance Officer fee (Note 4)	12,386
Custodian fees	8,683
Fund accounting and administration fees (Note 4)	19,467
Insurance expenses	1,139
Interest on reverse repurchase agreements	114,500
Legal fees	34,382
Printing expenses	6,072
Registration expenses	17,180
Transfer agent fees (Note 4)	22,855
Trustees' fees and expenses (Note 4)	2,845
Other expenses	8,383
Total expenses before waiver/reimbursement (Note 4)	606,396
Expense waiver/reimbursement (Note 4)	–
Recoupment of previously waived fees	61,617
Net expenses	668,013
Net Investment Income	2,181,101

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	39,660
Net change in unrealized (depreciation) on investments	(1,161,227)
Net Realized and Unrealized Loss on Investments	(1,121,567)

Net Increase in Net Assets from Operations	$1,059,534

See Notes to Financial Statements.
8	www.axonicfunds.com

Axonic Alternative Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
FROM OPERATIONS:
Net investment income	$2,181,101	$2,274,520
Net realized gain	39,660	424,007
Net change in unrealized appreciation/(depreciation)	(1,161,227)	48,261
Net Increase in Net Assets from Operations	1,059,534	2,746,788

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,433,524)	(1,700,982)
Decrease in Net Assets from Distributions to Shareholders	(3,433,524)	(1,700,982)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares of beneficial interest	48,898,040	20,280,699
Distributions reinvested	1,682,637	793,295
Disbursements for redemption of shares of beneficial interest	(1,652,489)	(1,532,155)
Net Increase from Capital Share Transactions	48,928,188	19,541,839
Net Increase in Net Assets	46,554,198	20,587,645

NET ASSETS:
Beginning of period	33,456,426	12,868,781
End of period	$80,010,624	$33,456,426

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,484,199	612,145
Issued	2,225,209	905,035
Distributions reinvested	76,804	35,501
Redeemed	(75,658)	(68,482)
Net increase in capital shares	2,226,355	872,054
Ending shares	3,710,554	1,484,199

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2022	9

Axonic Alternative Income Fund	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$22.54		$21.02		$25.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.86		2.57		0.53
Net realized and unrealized gain/(loss) on investments	(0.37)		0.85		(3.80)
Total Income/(Loss) from Investment Operations	0.49		3.42		(3.27)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1.29)		(1.90)		(0.76)
From net realized gains	(0.18)		–		(0.64)
Total Distributions to Shareholders	(1.47)		(1.90)		(1.40)

Net asset value - end of period	$21.56		$22.54		$21.02

Total Investment Return - Net Asset Value(b)	2.28	%(c)	16.72%		(13.22%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$80,011		$33,456		$12,869
Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of
expenses(d)	2.19%		2.54%		N/A
Ratio of expenses to average net assets including reimbursement and recoupment of
expenses(d)	2.41%		2.35%		N/A
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of
expenses(d)	1.78	%(e)	2.19%		12.00%
Ratio of expenses to average net assets including reimbursement and recoupment of
expenses(d)	2.00	%(e)	2.00%		2.00%
Ratio of net investment income to average net assets(d)	7.88	%(e)	11.51%		2.55%
Portfolio turnover rate	49	%(c)	42%		56%

BORROWINGS AT END OF PERIOD
Aggregate Amount Outstanding (000s)	$15,407		$8,607	$	N/A
Asset Coverage Per $1,000 (000s)	$6,193		$4,887	$	N/A

(a)	Calculated using average shares method.
(b)	Total returns would have been lower had certain expenses not been reimbursed during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(c)	Not Annualized.
(d)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(e)	Annualized.

See Notes to Financial Statements.
10	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Financial Statements
April 30, 2022 (Unaudited)

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers a single class of common shares of beneficial interest (“Shares”), which commenced operations on December 31, 2018. Shares are offered at NAV per share and are not subject to sales charges, though the Fund may, in the future, impose sales charges. The Fund may offer additional classes of shares in the future. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) that permits the Fund to issue multiple classes of shares. However, until the Fund registers a new share class, the Fund will only offer one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser include in quarterly written reports to the Board, confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks, are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange, are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflect the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

Semi-Annual Report | April 30, 2022	11

Axonic Alternative Income Fund	Notes to Financial Statements
April 30, 2022 (Unaudited)

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

12	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Financial Statements
April 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2022:

Investments in Securities at Value(a)(b)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$810,239	$–	$–	$810,239
Preferred Stocks	3,762,400	–	–	3,762,400
Asset-Backed Securities	–	7,929,709	–	7,929,709
Commercial Mortgage-Backed Securities	–	57,516,007	–	57,516,007
Convertible Corporate Bonds	–	2,977,045	–	2,977,045
Corporate Bonds	–	1,853,260	–	1,853,260
Residential Mortgage-Backed Securities	–	3,108,165	–	3,108,165
Short-Term Investments	17,128,869	–	–	17,128,869
Total	$21,701,508	$73,384,186	$–	$95,085,694

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all tax years since inception have incorporated no uncertain tax positions that require a provision for income taxes.

Semi-Annual Report | April 30, 2022	13

Axonic Alternative Income Fund	Notes to Financial Statements
April 30, 2022 (Unaudited)

Distributions to Shareholders – Distributions from the Fund’s net investment income were accrued daily and paid quarterly through February 28, 2021. Effective March 1, 2021, distributions are accrued daily and paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. REVERSE REPURCHASE AGREEMENTS

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. The segregated assets are found on the Fund's Schedule of Investments as full or partially pledged securities. The total amount of securities pledged at April 30, 2022, was $24,909,587. As all agreements can be terminated by either party on demand, face value approximates fair value at April 30, 2022. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy described above. For the period ended April 30, 2022, the average amount of reverse repurchase agreements outstanding was $1,711,889, at a weighted average interest rate of 1.92%.

The following table indicates the total amount of reverse repurchase agreements, reconciled to gross liability as April 30, 2022:

Remaining contractual maturity of lending agreement

	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Commercial Mortgage-Backed Securities	$–	$13,338,000	$–	$–	$13,338,000
Convertible Corporate Bonds	–	2,069,000	–	–	2,069,000
Gross Amount of unrecognized liabilities for reverse repurchase agreements	$–	$15,407,000	$–	$–	$15,407,000

14	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Financial Statements
April 30, 2022 (Unaudited)

Offsetting Arrangements: Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Derivatives Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount Payable
Axonic Alternative Income Fund
Reverse repurchase agreements	$15,407,000	$–	$15,407,000	$–	$–	$15,407,000
Total	$15,407,000	$–	$15,407,000	$–	$–	$15,407,000

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Fund and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 1.25% of the Fund’s average daily net assets. For the period ended April 30, 2022, the Fund incurred $343,307 in Advisory Fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2023. The Expense Limit excludes certain expenses and, consequently, the Fund’s expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the period ended April 30, 2022, the Adviser reimbursed expenses of $0 and the Fund repaid the Adviser previously waived fees and expenses of $61,617.

As of April 30, 2022, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
Axonic Alternative Income Fund	$740,980	$663,354	$78,203	$–	$1,482,537

Chief Compliance Officer ("CCO")/Compliance Services – The CCO is an affiliate of the Fund. For the period ended April 30, 2022, the total related amounts paid by the Fund for CCO fees are reflected in Chief Compliance Officer fees on the Fund’s Statement of Operations.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Semi-Annual Report | April 30, 2022	15

Axonic Alternative Income Fund	Notes to Financial Statements
April 30, 2022 (Unaudited)

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended April 30, 2022, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are ‘interested persons’ of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of Axonic Funds, an open-end investment company for which Axonic Capital LLC also serves as the investment adviser. As of January 1, 2022 for their service on the Board and the Board of Trustees of Axonic Alternative Income Fund, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Alternative Income Fund pro rata based on assets under management: $30,000 annual retainer for each Independent Trustee, $5,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. Prior to January 1, 2022 the Trustees received an annual retainer of $25,000, $3,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2022, amounted to $70,295,341 and $27,945,821, respectively.

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

As of April 30, 2022, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$95,786,466
Gross appreciation (excess of value over tax cost)	$2,270,760
Gross depreciation (excess of tax cost over value)	(2,971,532)
Net unrealized depreciation	$(700,772)

7. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding shares on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all of the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares, subject to any proration. Subsequent repurchase requests will not be given priority over other shareholder requests.

16	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Financial Statements
April 30, 2022 (Unaudited)

During the period ended April 30, 2022, the Fund completed two quarterly repurchase offers. The results of the repurchase offers were as follows:

	Repurchase Offer	Repurchase Offer
Commencement Date	November 17, 2021	February 23, 2022
Repurchase Request Deadline	December 17, 2021	March 23, 2022
Repurchase Pricing Date	December 17, 2021	March 23, 2022

Net Asset Value as of Repurchase Offer Date:	$21.87	$21.81

Amount Repurchased:	$871,156	$781,333

8. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of April 30,2022, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
Pershing LLC	40.46%
National Financial Services LLC	33.64%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Fund completed a quarterly repurchase offer on June 20, 2022, which resulted in 121,461 shares being repurchased for $2,571,334.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | April 30, 2022	17

Axonic Alternative Income Fund	Additional Information
April 30, 2022 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642 (833-4Axonic), or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the Fund’s website at https://www.axonicfunds.com and the SEC’s Website at http://www.sec.gov.

18	www.axonicfunds.com

Axonic Alternative Income Fund	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
April 30, 2022 (Unaudited)

STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on December 9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Axonic Alternative Income Fund (the “Fund”) considered the approval of the continuance of the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the Fund and Axonic Capital LLC (the “Adviser” or “Axonic”) for an additional one year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the renewal of the Advisory Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to approve the continuance of the Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser that provided the Board with information regarding, among other things, the estimated fees and expenses of the Fund, as compared to other similar funds.

Following their review and consideration, the Board, including those Trustees who are not considered to be “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuance of the Advisory Agreement for a one year period. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Fund management. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

The nature, extent and quality of the advisory services provided. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. This information included, among other things, the nature and quality of services provided to the Fund, the professional qualifications and experience of each of the portfolio managers of the Fund, Axonic’s compliance procedures and practices, its efforts to promote the Fund and assist in its distribution, and Axonic’s investment and management oversight processes. After reviewing the foregoing information and further information in the Adviser’s memorandum (e.g., description of its business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The past performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index and custom peer group. The Board indicated that the Adviser had satisfactorily explained its performance results for the Fund. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following additional discussion of the investment performance of the Fund; the Adviser’s experience in managing registered funds, private funds, and separate accounts; the Adviser’s historical investment performance; and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The cost of advisory services provided and the level of profitability. The Board considered the costs of services provided by and the profits realized by Axonic from its relationship with the Fund, including both direct benefits and indirect benefits accruing to Axonic, including promotion of Axonic’s name. The Board considered how Axonic’s profitability was affected by factors such as its organizational structure and method for allocating expenses, as well as the difference in assets in the funds managed by Axonic. The Board concluded that the profit margins of Axonic with respect to the management of the Fund were not unreasonable. The Board considered its discussion with the Adviser regarding the expense limitation agreement (“ELA”), and considered the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further took into account Axonic’s willingness to continue the ELA for the Fund until at least December 31, 2023.

The Board compared the Fund’s advisory fee and overall expense ratio to the average and median advisory fees and expense ratios for its custom peer group and fees charged to Axonic’s other client accounts. In considering the comparison in fees and expense ratios between the Fund and its comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee to be paid to Axonic by the Fund is reasonable in light of the nature and quality of services provided by Axonic.

The extent to which economies of scale may be realized as the Fund grows and whether the advisory fee reflects possible economies of scale. The Board considered Axonic’s views relating to economies of scale in connection with the Fund as the Fund’s assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and its shareholders. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it is not subject to investment advisory fee breakpoints, the Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

Semi-Annual Report | April 30, 2022	19

Axonic Alternative Income Fund	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
April 30, 2022 (Unaudited)

The Board concluded that the advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Axonic with respect to economies of scale.

Other Considerations. The Board determined that Axonic has made a commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also concluded that Axonic has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Axonic, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. The Board also consider the possibility for conflicts of interest to arise with respect to Axonic’s management of the Fund and in that respect the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; Axonic’s process for allocating trades among the Fund and its other clients; and the substance and administration of Axonic’s Code of Ethics. Following further consideration and discussion, the Board concluded that Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund were satisfactory.

In reaching their conclusion with respect to the approval of the Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision making process.

20	www.axonicfunds.com

Axonic Alternative Income Fund	Trustees and Officers
April 30, 2022 (Unaudited)

The shareholders of the Fund, pursuant to a written consent to action, elected Mr. Joshua M. Barlow, Mr. Charles D. Mires and Mr. Thomas S. Vales to the Board of Trustees of the Trust effective April 15, 2020. The Board is responsible for the oversight of the management of the Fund, including general supervision and review of the service providers that perform the investment activities of the Fund. The Board, in turn, elects the officers of the Fund, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is c/o Axonic Capital LLC, 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE FUND
Joshua M. Barlow 1978	Independent Trustee	Indefinite Term; Since April 15, 2020	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Funds
Charles D. Mires 1960	Independent Trustee	Indefinite Term; Since April 15, 2020	Director CIB Marine Bancshares, Inc. (2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011- 2015).	2	Axonic Funds; CIB Marine Bancshares, Inc.
Thomas S. Vales 1964	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016-2018).	2	Axonic Funds
INTERESTED TRUSTEE OF THE FUND**
Clayton DeGiacinto** 1972	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present).	2	Axonic Funds

Semi-Annual Report | April 30, 2022	21

Axonic Alternative Income Fund	Trustees and Officers
April 30, 2022 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE FUND
John Kelly 1978	Treasurer (Principal Financial Officer)	Indefinite Term; Since 2019	Chief Financial Officer, Axonic Capital LLC (2017 – present); Controller, J. Goldman & Co. LP (June 2015- 2017); Manager of Financial Reporting, Moore Capital Management LP (2003 – 2015).
Joseph Grogan 1980	Secretary; Chief Compliance Officer	Indefinite Term; Secretary since Inception, Chief Compliance Officer since 2019	Chief Compliance Officer, Axonic Capital LLC (February 2018 – present); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 – February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 – January 2015).

*	The Fund Complex consists of the Fund and the Axonic Strategic Income Fund, the sole series of the Axonic Funds, a registered open-end investment company for which Axonic Capital LLC also serves as the investment adviser.

**	The Interested Trustee is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Axonic Capital LLC.

22	www.axonicfunds.com

Axonic Alternative Income Fund	Privacy Policy
April 30, 2022 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Alternative Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

•	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;

•	account history, including information about the transactions and balances in a customer's account; and

•	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

•	Prior written consent is received.
•	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.
•	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

•	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

•	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

•	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

Semi-Annual Report | April 30, 2022	23

Axonic Alternative Income Fund	Privacy Policy
April 30, 2022 (Unaudited)

•	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

•	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 19, 2018

24	www.axonicfunds.com

AXONIC ALTERNATIVE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2022

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating and Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Committee has a policy in place for considering Trustee candidates recommended by shareholders. Nomination submissions must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions should be sent to:

Secretary, Axonic Alternative Income Fund

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, NY 10022

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 6, 2022

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 6, 2022